Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total		Yilgarn South	Sibanye Gold	Share of equity investee's other comprehensive income	Mark-to-market of listed investments	Foreign exchange translation	Foreign exchange translation Sibanye Gold	Accumulated other comprehensive (loss)/income	Accumulated other comprehensive (loss)/income Sibanye Gold	Share capital	Share capital Yilgarn South	Additional paid-in capital	Additional paid-in capital Yilgarn South	Additional paid-in capital Sibanye Gold	Retained earnings	Gold Field's shareholders equity	Gold Field's shareholders equity Yilgarn South	Gold Field's shareholders equity Sibanye Gold	Non-controlling interests
BEGINNING BALANCE at Dec. 31, 2012	$ 6,040.7				$ (14.4)	$ (7.1)	$ (631.5)		$ (653.0)		$ 61.0		$ 5,452.3			$ 1,054.3	$ 5,914.6			$ 126.1
BEGINNING BALANCE (in shares) at Dec. 31, 2012											729,536,813
Other comprehensive income/(loss) before reclassifications						(1.3)	(748.1)		(749.4)
Net (loss)/income	(266.1)															(247.9)	(247.9)			(18.2)
Mark-to-market of listed investments	(1.3)	[1]				(1.3)			(1.3)
Dividends declared	(62.3)															(61.2)	(61.2)			(1.1)
Foreign exchange translation	(748.1)						(748.1)		(748.1)
Spin-off transaction				$ (1,033.7)						$ 150.5					$ (1,184.2)				$ (1,033.7)
Other comprehensive income/(loss) reclassified to statement of operations						2.9		$ 150.5	2.9	$ 150.5
Share-based compensation	45.1												45.1				45.1
Realized gain on disposal of listed investments	(7.4)	[2]				(7.4)			(7.4)
Exercise of employee share options	0.4										$ 0.4						0.4
Impairment of listed investments	10.3	[3]				10.3			10.3
Exercise of employee share options (in shares)											8,905,790
Purchase of noncontrolling interests	(12.8)															(4.1)	(4.1)			(8.7)
Transactions with noncontrolling interests	(1.1)																			(1.1)
Acquisition of assets, values			$ 127.3									$ 1.5		$ 125.8				$ 127.3
Acquisition of assets, shares												28,717,660
Net current year other comprehensive income/(loss)	(746.5)					1.6	(748.1)		(746.5)								(746.5)
Receipt of funds from noncontrolling interests	6.8																			6.8
ENDING BALANCE at Dec. 31, 2013	4,097.8				(14.4)	(5.5)	(1,229.1)		(1,249.0)		$ 62.9		4,439.0			741.1	3,994.0			103.8
ENDING BALANCE (in shares) at Dec. 31, 2013											767,160,263
Other comprehensive income/(loss) before reclassifications						6.9	(374.4)		(367.5)
Net (loss)/income	(25.2)															(27.2)	(27.2)			2.0
Mark-to-market of listed investments	6.9	[1]				6.9			6.9
Dividends declared	(40.5)															(29.8)	(29.8)			(10.7)
Foreign exchange translation	(374.4)						(374.4)		(374.4)
Other comprehensive income/(loss) reclassified to statement of operations						(0.9)			(0.9)
Share-based compensation	26.0												26.0				26.0
Realized gain on disposal of listed investments	(1.8)	[2]				(1.8)			(1.8)
Exercise of employee share options	0.1										$ 0.1						0.1
Impairment of listed investments	0.9	[3]				0.9			0.9
Exercise of employee share options (in shares)											4,256,228
Disposal of noncontrolling interests	(0.5)																			(0.5)
Net current year other comprehensive income/(loss)	(368.4)					6.0	(374.4)		(368.4)								(368.4)
Receipt of funds from noncontrolling interests	2.0																			2.0
ENDING BALANCE at Dec. 31, 2014	$ 3,691.3				(14.4)	0.5	(1,603.5)		(1,617.4)		$ 63.0		4,465.0			684.1	3,594.7			96.6
ENDING BALANCE (in shares) at Dec. 31, 2014	771,416,491										771,416,491
Other comprehensive income/(loss) before reclassifications						0.4	(691.2)		(690.8)
Net (loss)/income	$ (347.4)															(345.0)	(345.0)			(2.4)
Mark-to-market of listed investments	0.4	[1]				0.4			0.4
Dividends declared	(27.2)															(15.1)	(15.1)			(12.1)
Foreign exchange translation	(691.2)						(691.2)		(691.2)
Share-based compensation	10.9												10.9				10.9
Exercise of employee share options	0.2										$ 0.2						0.2
Exercise of employee share options (in shares)											5,177,671
Net current year other comprehensive income/(loss)	(690.8)					0.4	(691.2)		(690.8)								(690.8)
ENDING BALANCE at Dec. 31, 2015	$ 2,637.0				$ (14.4)	$ 0.9	$ (2,294.7)		$ (2,308.2)		$ 63.2		$ 4,475.9			$ 324.0	$ 2,554.9			$ 82.1
ENDING BALANCE (in shares) at Dec. 31, 2015	776,594,162										776,594,162

[1]	Includes deferred tax of $nil (2014: $nil and 2013: $1.7 million).
[2]	This amount has been reclassified to and included in the profit on disposal of investments and subsidiaries line in the Consolidated Statement of Operations.
[3]	This amount has been reclassified to and included in the impairment of investments line in the Consolidated Statement of Operations.